Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Property and equipment	$ 14,623	$ 12,263
Intangible assets	99,983	103,627
Goodwill	429,445	430,378
Non-current receivables from sale of investments	76,305	0
Non-current investments and financial assets	2,643	2,883
Deferred tax assets	1,473	2,323
Total non-current assets	624,473	551,475
Trade receivables	57,923	43,864
Current receivables from sale of investments	56,347	0
Other current receivables	17,247	18,538
Prepayments	3,932	9,192
Marketable securities	66,250	78,135
Cash and cash equivalents	52,414	102,876
Total cash, cash equivalents, and marketable securities	118,664	181,011
Assets held for sale	86,100	288,379
Total current assets	340,213	540,986
Total assets	964,686	1,092,460
Equity:
Share capital	18	24
Other paid in capital	824,832	824,832
Treasury shares	(206,514)	(60,453)
Retained earnings	273,262	249,155
Foreign currency translation reserve	(3,385)	(520)
Total equity attributable to owners of the parent	888,213	1,013,039
Liabilities:
Non-current lease liabilities and other loans	4,723	2,081
Deferred tax liabilities	7,352	6,532
Other non-current liabilities	68	23
Total non-current liabilities	12,143	8,635
Trade and other payables	46,937	38,378
Deferred revenue	995	1,092
Current lease liabilities and other loans	3,112	11,427
Income tax payable	1,133	763
Other current liabilities	12,152	19,125
Total current liabilities	64,330	70,786
Total liabilities	76,472	79,421
Total equity and liabilities	$ 964,686	$ 1,092,460